LAND USE RIGHTS (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Begining Balance	$ 58,630,950	$ 57,845,574	$ 18,776,139
Exchange adjustment	1,204,345	257,137	716,307
Ending Balance	60,325,199	58,630,950	57,845,574
Xining City, Qinghai Province, PRC [Member]
land use rights acquired		528,240
Leasehold Expiration Period		2051
Enping City, Guangdong Province, PRC [Member]
land use rights acquired	489,904		12,365,293
Leasehold Expiration Period	2023		2037
Linli County, Hunan Province, PRC [Member]
land use rights acquired			35,405,750
Leasehold Expiration Period			2051, 2054 and 2071
Huebi Province, PRC [Member] | Acquired in 2007 [Member]
Leasehold Expiration Period			2007
Less: disposal upon sale of a subsidiary,ZX			(6,194,505)
Huebi Province, PRC [Member] | Acquired in 2010 [Member]
Leasehold Expiration Period			2010
Less: disposal upon sale of a subsidiary,ZX			$ (3,223,411)